COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other financial liabilities
Other financial liabilities	$ 7,528,889	$ 12,409,984
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	1,362,541	2,986,677
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	4,951,341	7,112,817
Fees accrued to pay [member]
Other financial liabilities
Other financial liabilities	5,423	366
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	19,832	20,786
Liabilities associated with the transfer of financial assets not derecognized [member]
Other financial liabilities
Other financial liabilities		970,923
Lease Liabilities
Other financial liabilities
Other financial liabilities	1,181,698	1,288,419
Others [member]
Other financial liabilities
Other financial liabilities	$ 8,054	$ 29,996